DoubleLine Opportunistic Credit Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.6%
500,000	Blue Stream Issuer LLC, Series 2023-1A-C	8.90	% (a)	05/20/2053	453,970
1,144,750	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85	% (a)	07/30/2047	1,059,749
1,000,000	LendingPoint Asset Securitization Trust, Series 2022-B-B	5.99	% (a)	10/15/2029	959,457
20,000	SoFi Professional Loan Program LLC, Series 2018-A-R1	0.00	% (b)(c)	02/25/2042	310,106
5,930	SoFi Professional Loan Program LLC, Series 2018-A-R2	0.00	% (b)(c)	02/25/2042	91,947
1,000,000	Upstart Pass-Through Trust, Series 2021-ST5-CERT	0.00	% (a)(b)(c)	07/20/2027	225,914
735,720	Willis Engine Structured Trust, Series 2021-A-C	7.39	% (a)(c)	05/15/2046	604,070

Total Asset Backed Obligations (Cost $4,287,573)					3,705,213

Bank Loans - 11.7%
370,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	10.00%		04/20/2028	378,392
476,439	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	8.65%		02/16/2027	463,720
120,000	Acuris Finance, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.10%, 0.50% Floor)	9.05%		02/16/2028	118,789
700,000	Almonde, Inc., Senior Secured Second Lien Term Loan (2 Month LIBOR USD + 7.25%, 1.00% Floor)	12.08%		06/16/2025	638,008
424,625	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.51%, 0.75% Floor)	10.61%		10/20/2028	370,436
	Applied Systems, Inc., Senior Secured Second Lien Term Loan
1,213,142	(3 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	11.99%		09/17/2027	1,216,556
16,858	(3 Month LIBOR USD + 6.75%, 0.75% Floor)	9.17%		09/17/2027	16,906
500,000	Artera Services LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	11.98%		03/06/2026	341,875
230,000	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.85%, 0.50% Floor)	10.66%		12/10/2029	196,938
180,704	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	10.40%		10/25/2028	127,340
110,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.35%)	10.40%		01/31/2028	94,016
450,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.35%)	10.27%		01/19/2029	378,644
455,700	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	8.68%		05/08/2028	309,236
825,000	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.00%, 0.50% Floor)	11.95%		12/10/2029	514,594
134,322	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.59%		05/10/2027	130,628
119,690	BCPE Empire Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	9.84%		12/11/2028	119,560
428,714	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%)	8.90%		10/02/2025	425,808
	Brand Industrial Services, Inc., Senior Secured First Lien Term Loan
217,111	(1 Month LIBOR USD + 4.25%, 1.00% Floor)	9.40%		06/21/2024	214,758
50,866	(1 Month LIBOR USD + 4.25%, 1.00% Floor)	9.47%		06/21/2024	50,315
1,433	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	9.79%		06/21/2024	1,418
477,570	Castlelake Aviation LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	8.30%		10/22/2026	476,130
599,325	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	9.88%		07/14/2026	588,576
230,932	CIRCOR International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.50%, 0.50% Floor)	10.65%		12/15/2028	232,111
124,354	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.76%)	8.81%		08/21/2026	119,002
222,750	Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.28%, 0.50% Floor)	9.43%		04/13/2029	219,621
232,200	Connect US Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	8.66%		12/11/2026	232,345
200,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	12.16%		12/01/2028	184,334
832,913	DexKo Global, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.50%, 0.50% Floor)	11.40%		10/04/2028	818,861
280,000	DG Investment Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.86%, 0.75% Floor)	12.02%		03/29/2029	249,375
158,029	DirectTV Financing LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.00%, 0.75% Floor)	10.15%		08/02/2027	154,846
33,679	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%)	8.75%		04/06/2026	33,448
62,643	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%)	8.75%		04/06/2026	62,213
508,563	Eagle Parent Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.15%		04/02/2029	497,331
268,034	EG Group Ltd., Senior Secured First Lien Term Loan (Daily Secured Overnight Financing Rate + 4.11%)	9.16%		02/06/2025	264,461
299,665	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.36%, 0.75% Floor)	10.52%		07/28/2028	299,665
419,885	EnergySolutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	8.91%		05/09/2025	413,389
356,125	Flynn Canada Ltd., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.61%, 0.50% Floor)	9.38%		07/21/2028	330,306
88,034	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.10%, 1.50% Floor)	12.73	% (c)	06/30/2027	88,034
	Getty Images, Inc., Senior Secured First Lien Term Loan
3,462	(1 Month Secured Overnight Financing Rate + 4.50%)	9.75%		02/19/2026	3,466
111,150	(3 Month Secured Overnight Financing Rate + 4.50%)	9.84%		02/19/2026	111,289
69,520	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.61%, 1.00% Floor)	9.66%		09/29/2028	69,843
367,298	Grab Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	9.66%		01/29/2026	367,682
547,222	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.27%		12/01/2028	535,722
323,719	Groupe Solmax, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	9.48%		05/30/2028	306,371
	Gulf Finance LLC, Senior Secured First Lien Term Loan
188,558	(1 Month Secured Overnight Financing Rate + 6.86%, 1.00% Floor)	11.97%		08/25/2026	183,871
336,557	(1 Month Secured Overnight Financing Rate + 6.86%, 1.00% Floor)	12.00%		08/25/2026	328,190
378,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.25%, 0.75% Floor)	11.27%		07/07/2025	365,243
480,000	Ineos US Finance LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%)	8.75%		02/19/2030	477,900
475,638	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.44%		02/01/2029	474,321
122,500	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	9.91%		03/31/2028	120,400
78,600	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	10.02%		07/07/2028	41,330
457,200	Keane Group Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	8.38%		05/26/2025	458,535
205,000	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.43%, 0.75% Floor)	8.55%		03/24/2026	205,128
290,000	LBM Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.90%		12/17/2027	279,276
84,684	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.00%)	9.22%		06/30/2025	49,399
6,257	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	8.15%		06/30/2024	5,005
117,431	Lereta LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.36%, 0.75% Floor)	10.52%		07/27/2028	108,036
178,125	LSF9 Atlantis Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	12.15%		03/31/2029	176,566
235,000	MedAssets Software Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.50% Floor)	11.90%		12/17/2029	141,147
199,875	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.10%, 0.75% Floor)	9.00%		10/01/2027	197,127
84,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	10.76%		06/21/2027	87,413
421,300	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.85%)	9.66%		03/27/2026	415,377
205,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%, 0.50% Floor)	11.65%		10/15/2029	181,938
155,000	MLN US HoldCo LLC, Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.85%)	12.50%		11/30/2026	29,450
110,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 7.11%)	12.27%		10/19/2026	80,621
71,509	New Constellis Borrower LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 11.36%, 1.00% Floor) (1 Month LIBOR USD + 11.36% + 1.00% PIK)	16.51%		03/27/2025	36,589
456,495	NortonLifeLock, Inc., Senior Secured First Lien (1 Month Secured Overnight Financing Rate + 2.10%, 0.50% Floor)	7.25%		09/12/2029	454,786
415,000	Olympus Water US Holding Corporation, Term Loan	10.09	% (d)	11/09/2028	402,291
117,600	OYO Hospitality Netherlands B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.25%, 0.75% Floor)	13.27%		06/23/2026	100,842
369,075	Par Petroleum, LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	8.82%		02/28/2030	364,000
527,337	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.85%, 0.50% Floor)	8.00%		05/03/2029	526,293
720,000	PetVet Care Centers LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%)	11.40%		02/13/2026	661,500
119,385	PG&E Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	7.88%		06/23/2025	119,512
183,613	PMHC, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.40%, 0.50% Floor)	9.30%		04/23/2029	162,371
	Polar US Borrower LLC, Senior Secured First Lien Term Loan
31,491	(6 Month Secured Overnight Financing Rate + 4.75%)	9.7%		10/15/2025	24,983
26,914	(3 Month Secured Overnight Financing Rate + 4.75%)	9.83%		10/15/2025	21,351
87,975	Potters Borrower LP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	8.73%		12/14/2027	88,168
251,331	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	9.90%		03/11/2026	248,504
	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan
155,000	(3 Month LIBOR USD + 6.75%, 0.50% Floor)	12.26%		09/30/2029	83,895
155,000	(3 Month LIBOR USD + 6.75%, 0.50% Floor)	11.97%		09/30/2029	83,894
626,810	Pug LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.27%		02/13/2027	568,830
477,582	QUIKRETE Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.15%		03/18/2029	478,644
500,000	Radiology Partners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.36%)	8.88%		07/09/2025	379,220
455,000	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	8.58%		11/14/2025	422,520
21,564	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate)	3.25%		04/25/2024	323
234,152	Riverbed Technology, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.00%, 1.00% Floor) (3 Month LIBOR USD + 6.00% + 2.00% PIK)	11.33	% (e)	12/07/2026	63,572
76,101	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	9.66%		11/01/2024	68,660
530,000	Select Medical Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.60%)	7.75%		03/06/2025	529,536
149,921	Skillsoft Finance, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.36%, 0.75% Floor)	10.42%		07/14/2028	132,040
190,000	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%)	11.58%		06/26/2026	102,600
125,000	Southern Veterinary Partners LLC, Senior Secured Second Lien Term Loan	12.94	% (d)	09/22/2028	115,938
70,000	SRS Distribution, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	8.65%		06/02/2028	68,168
535,000	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	11.90%		07/20/2026	518,348
182,689	Think & Learn Private Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.00%, 0.75% Floor)	12.93%		11/24/2026	116,464
119,370	Titan Acquisition Ltd., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%)	8.15%		03/28/2025	116,808
179,550	Transdigm, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%)	8.15%		08/24/2028	179,654
559,444	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.10%, 1.00% Floor)	12.54%		02/28/2025	551,755
	Uber Technologies Inc, Senior Secured First Lien Term Loan
125,448	(3 Month Secured Overnight Financing Rate + 2.75%)	8.03%		03/04/2030	125,597
53,652	(3 Month Secured Overnight Financing Rate + 2.75%)	7.99%		03/04/2030	53,716
90,000	UKG, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.35%, 0.50% Floor)	10.03%		05/03/2027	87,525
79,600	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	9.81%		10/26/2026	77,491
286,624	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%)	9.15%		08/27/2025	286,892
683,685	Viad Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.11%, 0.50% Floor)	10.27%		07/31/2028	666,593
480,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	8.36%		01/31/2029	478,627
160,000	VT Topco, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.86%, 0.75% Floor)	12.02%		07/31/2026	152,800
481,250	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	11.01%		06/22/2026	479,108
50,000	WWEX UNI TopCo Holdings LLC, Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.26%, 0.75% Floor)	12.16%		07/26/2029	40,250
154,440	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	8.65%		09/30/2026	154,493

Total Bank Loans (Cost $29,585,505)					27,567,782

Collateralized Loan Obligations - 36.4%
1,000,000	Allegany Park Ltd., Series 2019-1A-ER (Secured Overnight Financing Rate 3 Month + 6.40%, 6.40% Floor)	11.45	% (a)	01/20/2035	866,563
1,000,000	ARES Ltd., Series 2014-1A-SUB	0.00	% (a)(c)(f)	04/17/2026	100
1,700,000	Atlas Senior Loan Fund Ltd., Series 2019-14A-D (3 Month LIBOR USD + 3.90%, 3.90% Floor)	9.15	% (a)	07/20/2032	1,471,322
1,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%)	9.06	% (a)	05/28/2030	956,234
500,000	Bain Capital Credit Ltd., Series 2019-3A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	8.36	% (a)	10/21/2034	449,889
4,000,000	Bain Capital Credit Ltd., Series 2022-5A-D (Secured Overnight Financing Rate 3 Month + 4.39%, 4.39% Floor)	9.46	% (a)	07/24/2034	3,963,062
1,000,000	Barings Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	8.20	% (a)	10/20/2030	938,924
1,000,000	Barings Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	8.86	% (a)	07/18/2029	982,117
500,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	8.15	% (a)	07/20/2029	482,714
1,000,000	Barings Ltd., Series 2018-3A-E (3 Month LIBOR USD + 5.75%)	11.00	% (a)	07/20/2029	897,617
2,500,000	Barings Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.65%, 3.65% Floor)	8.91	% (a)	04/15/2036	2,350,814
1,500,000	Barings Ltd., Series 2019-1A-ER (3 Month LIBOR USD + 6.86%, 6.86% Floor)	12.12	% (a)	04/15/2036	1,366,610
1,000,000	Barings Ltd., Series 2019-2A-CR (3 Month LIBOR USD + 3.40%, 3.40% Floor)	8.66	% (a)	04/15/2036	946,232
5,000,000	Beechwood Park Ltd., Series 2019-1A-DR (Secured Overnight Financing Rate 3 Month + 3.10%, 3.10% Floor)	8.09	% (a)	01/17/2035	4,668,247
1,000,000	BlueMountain Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.90%)	8.17	% (a)	10/22/2030	860,238
1,700,000	Canyon Capital Ltd., Series 2014-1A-CR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	8.05	% (a)	01/30/2031	1,558,311
1,000,000	Canyon Capital Ltd., Series 2017-1A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	8.26	% (a)	07/15/2030	936,634
1,000,000	Canyon Capital Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.25%)	11.51	% (a)	07/15/2030	831,932
1,500,000	Canyon Capital Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	11.01	% (a)	07/15/2031	1,200,568
1,550,000	Canyon Capital Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	8.36	% (a)	04/15/2032	1,438,498
1,000,000	Canyon Capital Ltd., Series 2019-1A-ER (3 Month LIBOR USD + 7.15%, 7.15% Floor)	12.41	% (a)	04/15/2032	885,831
2,250,000	Canyon Capital Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.41%, 6.41% Floor)	11.67	% (a)	04/15/2034	2,004,642
2,000,000	Carlyle Global Market Strategies Ltd., Series 2013-1A-CR (3 Month LIBOR USD + 3.35%)	8.67	% (a)	08/14/2030	1,850,071
1,500,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-DR (3 Month LIBOR USD + 6.70%, 6.70% Floor)	11.95	% (a)	01/20/2032	1,185,169
1,000,000	Carlyle Global Market Strategies Ltd., Series 2021-1A-D (3 Month LIBOR USD + 6.00%, 6.00% Floor)	11.26	% (a)	04/15/2034	903,991
500,000	Cathedral Lake Ltd., Series 2021-8A-C (3 Month LIBOR USD + 2.62%, 2.62% Floor)	7.87	% (a)	01/20/2035	488,444
500,000	Dewolf Park Ltd., Series 2017-1A-DR (3 Month LIBOR USD + 2.85%, 2.85% Floor)	8.11	% (a)	10/15/2030	465,607
1,500,000	Dryden Senior Loan Fund, Series 2015-37A-ER (3 Month LIBOR USD + 5.15%, 5.15% Floor)	10.41	% (a)	01/15/2031	1,180,286
1,200,000	Dryden Senior Loan Fund, Series 2015-38A-ER (3 Month LIBOR USD + 5.60%, 5.60% Floor)	10.86	% (a)	07/15/2030	982,063
2,000,000	Dryden Senior Loan Fund, Series 2015-40A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	11.07	% (a)	08/15/2031	1,681,209
1,750,000	Dryden Senior Loan Fund, Series 2016-42A-ER (3 Month LIBOR USD + 5.55%)	10.81	% (a)	07/15/2030	1,453,741
500,000	Dryden Senior Loan Fund, Series 2017-50A-D (3 Month LIBOR USD + 3.25%, 3.25% Floor)	8.51	% (a)	07/15/2030	472,547
2,000,000	Gilbert Park Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.40%)	11.66	% (a)	10/15/2030	1,702,545
500,000	Goldentree Loan Management Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%)	8.10	% (a)	04/20/2030	473,666
1,000,000	Greenwood Park Ltd., Series 2018-1A-E (3 Month LIBOR USD + 4.95%)	10.21	% (a)	04/15/2031	795,911
775,000	Grippen Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.30%)	8.55	% (a)	01/20/2030	746,485
1,000,000	Highbridge Loan Management Ltd., Series 11A-17-E (3 Month LIBOR USD + 6.10%)	11.42	% (a)	05/06/2030	800,879
1,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	8.15	% (a)	10/20/2029	913,461
2,500,000	LCM LP, Series 26A-E (3 Month LIBOR USD + 5.30%, 5.30% Floor)	10.55	% (a)	01/20/2031	1,612,784
850,000	Madison Park Funding Ltd., Series 2014-14A-ER (3 Month LIBOR USD + 5.80%, 5.80% Floor)	11.07	% (a)	10/22/2030	747,030
1,500,000	Madison Park Funding Ltd., Series 2016-22A-ER (3 Month LIBOR USD + 6.70%, 6.70% Floor)	11.96	% (a)	01/15/2033	1,336,460
1,000,000	Madison Park Funding Ltd., Series 2019-34A-ER (3 Month LIBOR USD + 6.65%, 6.65% Floor)	11.91	% (a)	04/25/2032	966,506
1,500,000	Magnetite Ltd., Series 2019-24A-DR (Secured Overnight Financing Rate 3 Month + 3.05%, 3.05% Floor)	8.04	% (a)	04/15/2035	1,418,555
1,000,000	Magnetite Ltd., Series 2019-24A-ER (Secured Overnight Financing Rate 3 Month + 6.40%, 6.40% Floor)	11.39	% (a)	04/15/2035	922,966
500,000	Marble Point Ltd., Series 2021-3A-D1 (3 Month LIBOR USD + 3.50%, 3.50% Floor)	8.76	% (a)	10/17/2034	474,336
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	11.51	% (a)	04/15/2034	902,892
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-DR (3 Month LIBOR USD + 2.85%, 2.85% Floor)	8.11	% (a)	10/18/2029	955,898
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-DR (3 Month LIBOR USD + 2.70%, 2.70% Floor)	7.97	% (a)	01/20/2032	1,882,141
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-CR3 (3 Month LIBOR USD + 2.75%, 2.75% Floor)	8.07	% (a)	02/14/2031	2,304,020
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-CRR (3 Month LIBOR USD + 1.90%, 1.90% Floor)	7.17	% (a)	01/22/2030	963,557
4,000,000	Octagon Investment Partners Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 7.00%, 7.00% Floor)	12.32	% (a)	02/14/2031	3,400,999
1,000,000	Octagon Investment Partners Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.85%, 2.85% Floor)	8.11	% (a)	07/15/2030	881,957
2,000,000	Octagon Investment Partners Ltd., Series 2016-1A-ER (3 Month LIBOR USD + 7.25%)	12.52	% (a)	01/24/2033	1,796,643
1,000,000	Octagon Investment Partners Ltd., Series 2016-1A-FR (3 Month LIBOR USD + 8.09%, 8.09% Floor)	13.35	% (a)(c)	07/15/2030	772,068
500,000	Octagon Investment Partners Ltd., Series 2017-1A-CR (3 Month LIBOR USD + 3.30%)	8.55	% (a)	03/17/2030	451,620
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-SUB	0.00	% (a)(b)(c)(f)	03/17/2030	496,874
1,500,000	Octagon Investment Partners Ltd., Series 2018-1A-D (3 Month LIBOR USD + 5.20%, 5.20% Floor)	10.45	% (a)	01/20/2031	1,181,951
900,000	Octagon Investment Partners Ltd., Series 2018-3A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	11.00	% (a)	10/20/2030	754,456
1,000,000	Octagon Investment Partners Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.25%, 3.25% Floor)	8.51	% (a)	10/15/2034	910,291
500,000	Octagon Investment Partners Ltd., Series 2019-4A-E (3 Month LIBOR USD + 6.80%, 6.80% Floor)	12.14	% (a)	05/12/2031	437,051
500,000	OHA Credit Funding Ltd., Series 2021-9A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	8.22	% (a)	07/19/2035	484,152
500,000	RR Ltd., Series 2017-2A-DR (3 Month LIBOR USD + 5.80%, 5.80% Floor)	11.06	% (a)	04/15/2036	444,626
1,000,000	RR Ltd., Series 2018-4A-C (3 Month LIBOR USD + 2.95%)	8.21	% (a)	04/15/2030	910,326
1,000,000	RR Ltd., Series 2019-6A-DR (3 Month LIBOR USD + 5.85%, 5.85% Floor)	11.11	% (a)	04/15/2036	860,925
2,500,000	Sound Point Ltd., Series 2019-2A-DR (3 Month LIBOR USD + 3.30%, 3.30% Floor)	8.56	% (a)	07/15/2034	2,206,490
2,500,000	THL Credit Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	11.01	% (a)(c)	01/15/2031	1,728,101
1,000,000	THL Credit Wind River Ltd., Series 2014-3A-DR2 (3 Month LIBOR USD + 3.40%, 3.40% Floor)	8.67	% (a)	10/22/2031	845,721
1,000,000	THL Credit Wind River Ltd., Series 2017-3A-DR (3 Month LIBOR USD + 3.85%, 3.85% Floor)	9.11	% (a)	04/15/2035	907,937
1,040,000	THL Credit Wind River Ltd., Series 2017-4A-D (3 Month LIBOR USD + 2.65%)	8.03	% (a)	11/20/2030	982,707
1,000,000	THL Credit Wind River Ltd., Series 2021-3A-D (3 Month LIBOR USD + 3.35%, 3.35% Floor)	8.60	% (a)	07/20/2033	898,921
2,250,000	Trimaran CAVU LLC, Series 2019-1A-D (3 Month LIBOR USD + 4.15%, 4.15% Floor)	9.40	% (a)	07/20/2032	2,136,938
500,000	Trimaran CAVU LLC, Series 2019-2A-C (3 Month LIBOR USD + 4.72%, 4.72% Floor)	9.98	% (a)	11/26/2032	479,983
500,000	Venture Ltd., Series 2017-30A-C (3 Month LIBOR USD + 1.95%)	7.21	% (a)	01/15/2031	480,150
1,000,000	Voya Ltd., Series 2020-1A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	8.36	% (a)	07/16/2034	917,358

Total Collateralized Loan Obligations (Cost $97,811,997)					86,008,564

Foreign Corporate Bonds - 3.3%
200,000	ABM Investama Tbk PT	9.50	% (a)	08/05/2026	181,800
183,000	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	143,962
200,000	Adani Ports & Special Economic Zone Ltd.	5.00%		08/02/2041	133,532
250,000	AI Candelaria Spain S.A.	5.75%		06/15/2033	185,521
200,000	Alibaba Group Holding Ltd.	3.25%		02/09/2061	123,873
200,000	Aris Mining Corporation	6.88%		08/09/2026	147,144
400,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	% (g)	04/22/2031	294,747
800,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 6.66%)	7.50%		04/16/2031	657,472
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.03%)	6.63	% (a)(g)	01/24/2032	154,800
250,000	Braskem Idesa SAPI	6.99	% (a)	02/20/2032	162,172
250,000	BRF S.A.	5.75%		09/21/2050	167,209
150,000	Camposol S.A.	6.00%		02/03/2027	103,657
200,000	CAP S.A.	3.90%		04/27/2031	145,770
200,000	Coruripe Netherlands B.V.	10.00%		02/10/2027	127,340
300,000	Cosan Overseas Ltd.	8.25	% (g)	08/05/2023	298,550
450,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	337,626
800,000	Frigorifico Concepcion S.A.	7.70	% (a)	07/21/2028	624,101
332,800	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	320,320
200,000	JBS USA Finance, Inc.	4.38%		02/02/2052	140,469
140,000	Kawasan Industri Jababeka Tbk PT	7.00	% (a)	12/15/2027	93,890
330,840	LLPL Capital Pte Ltd.	6.88%		02/04/2039	297,324
200,000	MARB BondCo PLC	3.95%		01/29/2031	143,322
386,501	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	261,426
400,000	Minejesa Capital B.V.	5.63%		08/10/2037	314,455
200,000	Movida Europe S.A.	5.25%		02/08/2031	162,620
500,000	Prime Energia S.p.A.	5.38%		12/30/2030	325,375
200,000	Sasol Financing USA LLC	5.50%		03/18/2031	157,675
400,000	SierraCol Energy Andina LLC	6.00	% (a)	06/15/2028	294,510
400,000	Simpar Europe S.A.	5.20%		01/26/2031	317,903
200,000	Thaioil Treasury Center Company Ltd.	3.75%		06/18/2050	133,883
272,268	UEP Penonome S.A.	6.50%		10/01/2038	204,782
400,000	Unigel Luxembourg S.A.	8.75%		10/01/2026	131,500
400,000	UPL Corporation Ltd. (5 Year CMT Rate + 3.87%)	5.25	% (g)	02/27/2025	331,620
200,000	Vedanta Resources Ltd.	6.13%		08/09/2024	149,891

Total Foreign Corporate Bonds (Cost $8,698,443)					7,770,241

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.3%
200,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25	% (g)	04/15/2024	178,171
800,000	Colombia Government International Bond	5.00%		06/15/2045	558,936
250,000	Dominican Republic International Bond	5.30%		01/21/2041	196,493
250,000	Ecopetrol S.A.	5.88%		05/28/2045	171,521
250,000	Ecopetrol S.A.	5.88%		11/02/2051	165,681
200,000	Indonesia Asahan Aluminium Persero PT	5.80%		05/15/2050	176,661
500,000	Mexico Government International Bond	3.77%		05/24/2061	341,210
200,000	Panama Government International Bond	3.87%		07/23/2060	133,065
80,000	Petrobras Global Finance B.V.	5.50%		06/10/2051	63,040
600,000	Petroleos del Peru S.A.	5.63%		06/19/2047	387,560
800,000	Petroleos Mexicanos	6.38%		01/23/2045	492,159
350,000	Republic of South Africa Government Bond	5.65%		09/27/2047	248,442
200,000	Ukraine Government International Bond	9.75	% (e)	11/01/2030	50,077
200,000	YPF S.A.	8.50%		06/27/2029	170,480

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $4,169,050)					3,333,496

Non-Agency Commercial Mortgage Backed Obligations - 22.6%
2,500,000	Alen Mortgage Trust, Series 2021-ACEN-F (1 Month LIBOR USD + 5.00%, 5.00% Floor)	10.19	% (a)	04/15/2034	1,393,448
2,000,000	AREIT Trust, Series 2019-CRE3-D (Secured Overnight Financing Rate 1 Month + 2.76%, 2.76% Floor)	7.87	% (a)	09/14/2036	1,814,064
5,843,520	BANK, Series 2020-BN26-XF	1.50	% (a)(h)	03/15/2063	425,437
72,690,831	BANK, Series 2023-5YR1-XA	0.48	% (f)(h)	04/15/2056	946,798
1,000,000	Beast Mortgage Trust, Series 2021-1818-G (Secured Overnight Financing Rate 1 Month + 6.11%, 6.25% Floor)	11.19	% (a)	03/15/2036	638,573
13,241,057	Benchmark Mortgage Trust, Series 2018-B1-XA	0.68	% (f)(h)	01/15/2051	243,146
1,398,000	Benchmark Mortgage Trust, Series 2018-B4-D	2.95	% (a)(f)	07/15/2051	880,279
1,012,000	BF Mortgage Trust, Series 2019-NYT-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	8.19	% (a)	12/15/2035	473,737
532,316	BX Trust, Series 2017-APPL-F (1 Month LIBOR USD + 4.38%, 4.25% Floor)	9.57	% (a)	07/15/2034	528,425
4,200,000	BX Trust, Series 2019-IMC-G (1 Month LIBOR USD + 3.60%, 3.60% Floor)	8.79	% (a)	04/15/2034	4,061,822
1,000,000	BX Trust, Series 2019-OC11-E	4.08	% (a)(f)	12/09/2041	805,815
516,671	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	8.04	% (a)	10/15/2035	439,016
15,667,708	CD Commercial Mortgage Trust, Series 2017-CD6-XA	1.02	% (f)(h)	11/13/2050	389,172
269,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57	% (a)(f)	02/10/2048	217,042
3,656,010	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.45	% (f)(h)	02/10/2048	52,739
182,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85	% (a)	02/10/2049	71,923
26,400,000	Commercial Mortgage Pass-Through Trust, Series 2014-UBS3-XC	1.40	% (a)(f)(h)	06/10/2047	238,938
1,288,300	Commercial Mortgage Pass-Through Trust, Series 2014-UBS4-F	3.75	% (a)(c)	08/10/2047	258,183
2,162,181	Commercial Mortgage Pass-Through Trust, Series 2014-UBS4-G	3.75	% (a)(c)	08/10/2047	77,817
5,000	Commercial Mortgage Pass-Through Trust, Series 2014-UBS4-V	0.00	% (a)(c)(f)	08/10/2047	—
27,394,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR23-XD	1.21	% (a)(f)(h)	05/10/2048	502,718
5,297,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR26-XD	1.36	% (a)(f)(h)	10/10/2048	127,415
67,905,112	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-XA	0.79	% (f)(h)	07/10/2048	687,064
885,000	CSAIL Commercial Mortgage Trust, Series 2016-C5-C	4.80	% (f)	11/15/2048	795,093
4,222,549	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	2.02	% (f)(h)	01/15/2049	164,996
2,000,000	CSAIL Commercial Mortgage Trust, Series 2018-CX12-C	4.88	% (f)	08/15/2051	1,607,600
1,232,000	CSWF Trust, Series 2021-B33-A2	3.17	% (a)	10/10/2043	914,010
400,000	DBJPM Mortgage Trust, Series 2020-C9-B	2.57%		08/15/2053	295,292
1,000,000	DOLP Trust, Series 2021-NYC-F	3.70	% (a)(f)	05/10/2041	492,837
1,000,000	DOLP Trust, Series 2021-NYC-G	3.70	% (a)(f)	05/10/2041	433,449
583,000	FIVE Mortgage Trust, Series 2023-V1-E	6.62	% (a)(f)	02/10/2056	444,777
750,000	FS Rialto, Series 2022-FL5-D (Secured Overnight Financing Rate 1 Month + 4.82%, 4.82% Floor)	9.91	% (a)	06/19/2037	703,350
3,000,000	Great Wolf Trust, Series 2019-WOLF-F (Secured Overnight Financing Rate 1 Month + 3.25%, 3.13% Floor)	8.39	% (a)	12/15/2036	2,872,186
1,000,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-G (1 Month LIBOR USD + 5.00%, 5.00% Floor)	10.19	% (a)	11/15/2036	927,321
1,304,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.66	% (a)(f)	11/10/2047	826,237
1,744,000	GS Mortgage Securities Trust, Series 2015-GC28-D	4.45	% (a)(f)	02/10/2048	1,458,468
76,336,721	GS Mortgage Securities Trust, Series 2018-GS9-XA	0.56	% (f)(h)	03/10/2051	1,240,739
2,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3-D	5.71	% (a)(f)	02/15/2046	1,439,453
1,175,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON-F	4.77	% (a)(f)	07/05/2031	317,691
1,153,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-G (1 Month LIBOR USD + 4.05%, 4.05% Floor)	9.24	% (a)	07/15/2036	1,085,662
1,153,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-XG	0.50	% (a)(f)(h)	07/15/2036	3,767
8,316,233	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	0.83	% (a)(f)(h)	08/15/2046	156
3,488,650	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00	% (a)(c)(f)	04/15/2047	2,798,708
1,938,200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75	% (a)(c)(f)	04/15/2047	1,284,528
5,157,620	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75	% (a)(c)(f)	04/15/2047	450,103
925,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.63	% (f)	09/15/2047	860,441
2,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	4.13	% (a)(f)	09/15/2047	1,672,256
3,366,076	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.07	% (f)(h)	01/15/2048	30,395
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.94	% (a)(f)	02/15/2048	293,977
180,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.33	% (f)	05/15/2048	159,816
20,920,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XE	0.43	% (a)(f)(h)	05/15/2048	128,888
675,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.81	% (f)	11/15/2048	467,029
16,358,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XD	0.50	% (a)(f)(h)	11/15/2048	148,640
2,893,688	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.84	% (a)(f)(h)	03/10/2049	50,354
1,000,000	LSTAR Commercial Mortgage Trust, Series 2017-5-C	4.83	% (a)(f)	03/10/2050	765,626
1,352,581	MF1 Ltd., Series 2021-FL6-C (Secured Overnight Financing Rate 1 Month + 1.96%, 1.96% Floor)	7.07	% (a)	07/16/2036	1,301,279
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	451,967
1,191,000	Morgan Stanley Capital Trust, Series 2017-ASHF-G (1 Month LIBOR USD + 7.03%, 6.90% Floor)	12.22	% (a)	11/15/2034	1,076,051
2,783,174	SMR Mortgage Trust, Series 2022-IND-G (Secured Overnight Financing Rate 1 Month + 7.50%, 7.50% Floor)	12.65	% (a)	02/15/2039	2,377,674
305,000	STWD Ltd., Series 2019-FL1-C (Secured Overnight Financing Rate 1 Month + 2.06%, 1.95% Floor)	7.17	% (a)	07/15/2038	292,256
874,667	TTAN, Series 2021-MHC-G (1 Month LIBOR USD + 4.20%, 4.20% Floor)	9.39	% (a)	03/15/2038	837,568
1,000,000	UBS Commercial Mortgage Trust, Series 2018-C12-C	5.11	% (f)	08/15/2051	807,201
1,420,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-C	3.87	% (a)(f)	03/10/2046	1,027,778
824,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-D	3.87	% (a)(f)	03/10/2046	520,940
23,293,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-XF	1.22	% (a)(f)(h)	05/15/2048	413,073
747,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-D	3.84	% (f)	12/15/2048	615,138
1,044,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-C	5.23	% (f)	06/15/2049	803,763
1,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24-C	4.58	% (f)	10/15/2049	860,038
1,000,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-D	3.25	% (a)	01/15/2060	691,569
46,838,458	Wells Fargo Commercial Mortgage Trust, Series 2018-C43-XA	0.74	% (f)(h)	03/15/2051	1,051,809

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $73,414,975)					53,535,520

Non-Agency Residential Collateralized Mortgage Obligations - 16.3%
1,239,083	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	4.87	% (f)	03/25/2036	680,095
494,016	BCAP LLC Trust, Series 2010-RR6-6A2	9.30	% (a)(f)	07/26/2037	263,615
8,912,518	BCAPB LLC Trust, Series 2007-AB1-A5	4.59	% (i)	03/25/2037	3,810,955
1,274,467	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	519,185
1,371,428	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	657,615
1,301,630	CHL Mortgage Pass-Through Trust, Series 2007-4-1A35 (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	1.55	% (h)(j)	05/25/2037	200,728
274,117	Citigroup Mortgage Loan Trust, Inc., Series 2006-8-A4 (-3 x 1 Month LIBOR USD + 19.66%, 19.66% Cap)	5.50	% (a)(j)	10/25/2035	227,757
635,138	Countrywide Alternative Loan Trust, Series 2005-85CB-2A5 (1 Month LIBOR USD + 1.10%, 1.10% Floor, 7.00% Cap)	6.25%		02/25/2036	488,912
134,131	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6 (-4 x 1 Month LIBOR USD + 21.63%, 21.63% Cap)	2.75	% (j)	02/25/2036	102,233
1,759,546	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-7A1	6.00%		12/25/2035	988,392
3,165,605	CSMC Mortgage-Backed Trust, Series 2006-5-3A3	6.50%		06/25/2036	680,296
341,691	CSMC Mortgage-Backed Trust, Series 2006-9-2A1	5.50%		11/25/2036	291,934
146,567	CSMC Mortgage-Backed Trust, Series 2006-9-6A14	6.00%		11/25/2036	117,860
3,000,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-HQA2-B2 (1 Month LIBOR USD + 7.60%)	12.75	% (a)	03/25/2050	3,196,027
2,000,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-HQA2-B2 (Secured Overnight Financing Rate 30 Day Average + 5.45%)	10.52	% (a)	12/25/2033	1,836,766
2,000,000	Federal Home Loan Mortgage Corporation STACR REMICS, Series 2021-DNA2-B2 (Secured Overnight Financing Rate 30 Day Average + 6.00%)	11.07	% (a)	08/25/2033	1,972,531
3,000,000	Federal Home Loan Mortgage Corporation STACR REMICS, Series 2021-DNA6-B2 (Secured Overnight Financing Rate 30 Day Average + 7.50%)	12.57	% (a)	10/25/2041	2,996,999
932,430	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23-6A1	3.51	% (f)	11/25/2035	822,005
63,437	JP Morgan Alternative Loan Trust, Series 2006-S1-2A5	5.50%		02/25/2025	47,025
1,061,363	JP Morgan Resecuritization Trust, Series 2011-1-2A10	6.00	% (a)(c)(f)	06/26/2037	795,954
217,046	Lehman Mortgage Trust, Series 2007-10-1A1	6.00%		01/25/2038	205,763
1,206,421	Lehman Mortgage Trust, Series 2007-4-1A3	5.75%		05/25/2037	600,001
5,800,000	PNMAC GMSR Issuer Trust, Series 2018-FT1-A (1 Month LIBOR USD + 3.35%)	8.50	% (a)	04/25/2025	5,760,137
680,190	RBSGC Structured Trust, Series 2008-B-A1	6.00	% (a)	06/25/2037	594,219
541,509	Residential Accredit Loans, Inc., Series 2005-QS14-3A1	6.00%		09/25/2035	471,957
1,315,348	Residential Accredit Loans, Inc., Series 2006-QS7-A3	6.00%		06/25/2036	1,049,011
403,110	Residential Accredit Loans, Inc., Series 2007-QS1-1A1	6.00%		01/25/2037	312,074
658,595	Residential Accredit Loans, Inc., Series 2007-QS6-A1 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	5.48%		04/25/2037	465,210
697,249	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	549,015
150,031	Residential Accredit Loans, Inc., Series 2007-QS6-A2 (-8 x 1 Month LIBOR USD + 55.58%, 55.58% Cap)	12.66	% (j)	04/25/2037	150,236
1,655,868	Residential Asset Securitization Trust, Series 2006-A6-1A12 (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	1.95	% (h)(j)	07/25/2036	212,357
1,637,232	Residential Asset Securitization Trust, Series 2006-A6-1A9	6.00%		07/25/2036	481,860
397,370	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	311,242
429,590	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-2A2	4.18	% (f)	02/25/2036	355,542
375,824	Velocity Commercial Capital Loan Trust, Series 2018-1-M4	5.01	% (a)	04/25/2048	287,752
280,772	Velocity Commercial Capital Loan Trust, Series 2018-1-M5	6.26	% (a)	04/25/2048	214,228
394,813	Velocity Commercial Capital Loan Trust, Series 2018-1-M6	7.26	% (a)	04/25/2048	262,753
5,000,000	VOLT LLC, Series 2021-NPL3-A2	4.95	% (a)(i)	02/27/2051	4,486,543
3,150,361	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-8-A4	4.16	% (i)	10/25/2036	1,176,828

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $51,120,842)					38,643,612

US Government and Agency Mortgage Backed Obligations - 23.1%
308,670	Federal Home Loan Mortgage Corporation REMICS, Series 3211-SI (-4 x 1 Month LIBOR USD + 27.67%, 27.67% Cap)	5.83	% (h)(j)	09/15/2036	97,181
698,468	Federal Home Loan Mortgage Corporation REMICS, Series 3236-ES (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	1.51	% (h)(j)	11/15/2036	57,806
455,120	Federal Home Loan Mortgage Corporation REMICS, Series 3256-S (-1 x 1 Month LIBOR USD + 6.69%, 6.69% Cap)	1.50	% (h)(j)	12/15/2036	39,432
228,478	Federal Home Loan Mortgage Corporation REMICS, Series 3292-SD (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	0.91	% (h)(j)	03/15/2037	13,856
2,802,129	Federal Home Loan Mortgage Corporation REMICS, Series 3297-BI (-1 x 1 Month LIBOR USD + 6.76%, 6.76% Cap)	1.57	% (h)(j)	04/15/2037	254,422
2,365,106	Federal Home Loan Mortgage Corporation REMICS, Series 3311-BI (-1 x 1 Month LIBOR USD + 6.76%, 6.76% Cap)	1.57	% (h)(j)	05/15/2037	171,347
1,954,127	Federal Home Loan Mortgage Corporation REMICS, Series 3311-IA (-1 x 1 Month LIBOR USD + 6.41%, 6.41% Cap)	1.22	% (h)(j)	05/15/2037	175,889
410,070	Federal Home Loan Mortgage Corporation REMICS, Series 3314-SH (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	1.21	% (h)(j)	11/15/2036	31,993
173,410	Federal Home Loan Mortgage Corporation REMICS, Series 3330-KS (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	1.36	% (h)(j)	06/15/2037	7,773
43,208	Federal Home Loan Mortgage Corporation REMICS, Series 3339-AI (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	1.36	% (h)(j)	07/15/2037	2,479
1,436,870	Federal Home Loan Mortgage Corporation REMICS, Series 3339-TI (-1 x 1 Month LIBOR USD + 6.14%, 6.14% Cap)	0.95	% (h)(j)	07/15/2037	94,862
529,804	Federal Home Loan Mortgage Corporation REMICS, Series 3374-SD (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	1.26	% (h)(j)	10/15/2037	32,713
113,043	Federal Home Loan Mortgage Corporation REMICS, Series 3382-SU (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	1.11	% (h)(j)	11/15/2037	5,861
2,549,884	Federal Home Loan Mortgage Corporation REMICS, Series 3404-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.81	% (h)(j)	01/15/2038	170,264
108,168	Federal Home Loan Mortgage Corporation REMICS, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	0.46	% (h)(j)	03/15/2038	5,073
1,727,717	Federal Home Loan Mortgage Corporation REMICS, Series 3435-S (-1 x 1 Month LIBOR USD + 5.98%, 5.98% Cap)	0.79	% (h)(j)	04/15/2038	128,911
105,111	Federal Home Loan Mortgage Corporation REMICS, Series 3508-PS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	1.46	% (h)(j)	02/15/2039	6,458
630,106	Federal Home Loan Mortgage Corporation REMICS, Series 3728-SV (-1 x 1 Month LIBOR USD + 4.45%, 4.45% Cap)	0.00	% (h)(j)	09/15/2040	17,579
5,379,380	Federal Home Loan Mortgage Corporation REMICS, Series 3736-SN (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	0.86	% (h)(j)	10/15/2040	373,968
1,939,743	Federal Home Loan Mortgage Corporation REMICS, Series 3753-SB (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.81	% (h)(j)	11/15/2040	168,478
2,211,007	Federal Home Loan Mortgage Corporation REMICS, Series 3780-SM (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	1.31	% (h)(j)	12/15/2040	179,449
788,510	Federal Home Loan Mortgage Corporation REMICS, Series 3815-ST (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	0.66	% (h)(j)	02/15/2041	56,795
1,174,966	Federal Home Loan Mortgage Corporation REMICS, Series 3905-SC (-5 x 1 Month LIBOR USD + 22.75%, 22.75% Cap)	0.00	% (j)	08/15/2041	1,056,440
826,968	Federal Home Loan Mortgage Corporation REMICS, Series 3924-SJ (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.81	% (h)(j)	09/15/2041	59,538
1,529,700	Federal Home Loan Mortgage Corporation REMICS, Series 3960-ES (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	0.76	% (h)(j)	11/15/2041	100,520
1,646,318	Federal Home Loan Mortgage Corporation REMICS, Series 4291-MS (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	0.71	% (h)(j)	01/15/2054	116,454
221,939	Federal Home Loan Mortgage Corporation REMICS, Series 4610-IB	3.00	% (h)	06/15/2041	3,426
12,636,948	Federal Home Loan Mortgage Corporation REMICS, Series 5100-DS (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 2.50% Cap)	0.00	% (h)(j)	05/25/2051	115,888
10,523,692	Federal Home Loan Mortgage Corporation REMICS, Series 5112-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 2.50% Cap)	0.00	% (h)(j)	06/25/2051	109,108
31,933,839	Federal Home Loan Mortgage Corporation, Series 2021-P009-X	1.50	% (f)(h)	01/25/2031	1,421,493
43,231	Federal National Mortgage Association REMICS, Series 2005-72-WS (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	1.60	% (h)(j)	08/25/2035	2,053
303,890	Federal National Mortgage Association REMICS, Series 2005-90-SP (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	1.60	% (h)(j)	09/25/2035	4,381
256,787	Federal National Mortgage Association REMICS, Series 2006-117-SQ (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	1.40	% (h)(j)	12/25/2036	14,906
91,552	Federal National Mortgage Association REMICS, Series 2006-119-HS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	1.50	% (h)(j)	12/25/2036	6,946
2,511,119	Federal National Mortgage Association REMICS, Series 2006-123-CI (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	1.59	% (h)(j)	01/25/2037	238,837
1,315,540	Federal National Mortgage Association REMICS, Series 2007-15-BI (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	1.55	% (h)(j)	03/25/2037	97,907
233,630	Federal National Mortgage Association REMICS, Series 2007-20-S (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	1.59	% (h)(j)	03/25/2037	12,043
146,006	Federal National Mortgage Association REMICS, Series 2007-21-SD (-1 x 1 Month LIBOR USD + 6.48%, 6.48% Cap)	1.33	% (h)(j)	03/25/2037	7,752
658,175	Federal National Mortgage Association REMICS, Series 2007-30-IE (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	1.59	% (h)(j)	04/25/2037	65,729
1,501,319	Federal National Mortgage Association REMICS, Series 2007-32-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	0.95	% (h)(j)	04/25/2037	105,509
533,149	Federal National Mortgage Association REMICS, Series 2007-40-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	0.95	% (h)(j)	05/25/2037	31,462
104,286	Federal National Mortgage Association REMICS, Series 2007-48-SE (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	0.95	% (h)(j)	05/25/2037	4,740
159,646	Federal National Mortgage Association REMICS, Series 2007-64-LI (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	1.41	% (h)(j)	07/25/2037	11,191
75,312	Federal National Mortgage Association REMICS, Series 2007-68-SA (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	1.50	% (h)(j)	07/25/2037	4,750
3,247,533	Federal National Mortgage Association REMICS, Series 2007-75-PI (-1 x 1 Month LIBOR USD + 6.54%, 6.54% Cap)	1.39	% (h)(j)	08/25/2037	260,047
1,703,096	Federal National Mortgage Association REMICS, Series 2008-33-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.85	% (h)(j)	04/25/2038	118,004
1,446,964	Federal National Mortgage Association REMICS, Series 2008-42-SC (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	0.75	% (h)(j)	05/25/2038	80,348
372,075	Federal National Mortgage Association REMICS, Series 2008-5-GS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	1.10	% (h)(j)	02/25/2038	29,758
834,569	Federal National Mortgage Association REMICS, Series 2008-62-SD (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	0.90	% (h)(j)	07/25/2038	46,266
660,577	Federal National Mortgage Association REMICS, Series 2008-68-SB (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	0.95	% (h)(j)	08/25/2038	38,549
85,436	Federal National Mortgage Association REMICS, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	1.10	% (h)(j)	01/25/2040	7,465
534,219	Federal National Mortgage Association REMICS, Series 2009-12-CI (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	1.45	% (h)(j)	03/25/2036	30,829
90,724	Federal National Mortgage Association REMICS, Series 2009-47-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	0.95	% (h)(j)	07/25/2039	5,845
118,350	Federal National Mortgage Association REMICS, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	0.80	% (h)(j)	07/25/2039	7,698
66,648	Federal National Mortgage Association REMICS, Series 2009-67-SA (-1 x 1 Month LIBOR USD + 5.15%, 0.25% Floor, 5.15% Cap)	0.25	% (h)(j)	07/25/2037	2,182
287,359	Federal National Mortgage Association REMICS, Series 2009-87-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.85	% (h)(j)	11/25/2049	25,941
4,320,284	Federal National Mortgage Association REMICS, Series 2009-90-QI (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	1.45	% (h)(j)	08/25/2036	303,735
494,879	Federal National Mortgage Association REMICS, Series 2009-91-SD (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	1.00	% (h)(j)	11/25/2039	34,182
95,963	Federal National Mortgage Association REMICS, Series 2010-115-SD (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	1.45	% (h)(j)	11/25/2039	7,457
116,908	Federal National Mortgage Association REMICS, Series 2010-11-SC (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	0.00	% (h)(j)	02/25/2040	4,213
149,109	Federal National Mortgage Association REMICS, Series 2010-134-SE (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	1.50	% (h)(j)	12/25/2025	801
3,421,390	Federal National Mortgage Association REMICS, Series 2010-142-SC (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	1.45	% (h)(j)	12/25/2040	361,234
572,447	Federal National Mortgage Association REMICS, Series 2010-15-SL (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	0.00	% (h)(j)	03/25/2040	24,720
160,162	Federal National Mortgage Association REMICS, Series 2010-19-SA (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	0.25	% (h)(j)	03/25/2050	9,639
413,834	Federal National Mortgage Association REMICS, Series 2010-31-SB (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	0.00	% (h)(j)	04/25/2040	20,072
751,776	Federal National Mortgage Association REMICS, Series 2010-39-SL (-1 x 1 Month LIBOR USD + 5.67%, 5.67% Cap)	0.52	% (h)(j)	05/25/2040	37,388
101,937	Federal National Mortgage Association REMICS, Series 2010-8-US (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	0.00	% (h)(j)	02/25/2040	1,907
115,690	Federal National Mortgage Association REMICS, Series 2010-9-GS (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	0.00	% (h)(j)	02/25/2040	2,840
617,683	Federal National Mortgage Association REMICS, Series 2011-114-S (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.85	% (h)(j)	09/25/2039	49,196
803,216	Federal National Mortgage Association REMICS, Series 2011-146-US (-1 x 1 Month LIBOR USD + 7.00%, 7.00% Cap)	0.00	% (j)	01/25/2042	584,379
155,215	Federal National Mortgage Association REMICS, Series 2012-29-SG (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.85	% (h)(j)	04/25/2042	10,776
1,242,186	Federal National Mortgage Association REMICS, Series 2012-56-SN (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	0.90	% (h)(j)	06/25/2042	90,015
1,482,821	Federal National Mortgage Association REMICS, Series 2012-76-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.85	% (h)(j)	07/25/2042	130,008
1,386,415	Federal National Mortgage Association REMICS, Series 2013-83-US (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	0.00	% (j)	08/25/2043	930,390
4,126,552	Federal National Mortgage Association REMICS, Series 2016-64-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.85	% (h)(j)	09/25/2046	441,757
3,567,939	Federal National Mortgage Association REMICS, Series 2020-61-DI	3.00	% (h)	09/25/2060	562,739
15,871,080	Federal National Mortgage Association REMICS, Series 2021-17-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.00%, 2.00% Cap)	0.00	% (h)(j)	04/25/2051	173,185
5,215,399	Federal National Mortgage Association REMICS, Series 2021-3-KI	2.50	% (h)	02/25/2051	709,087
4,577,483	Federal National Mortgage Association REMICS, Series 2021-56-WI	2.50	% (h)	09/25/2051	533,649
14,586,121	Federal National Mortgage Association, Series 2019-M26-X1	0.73	% (f)(h)	03/25/2030	399,017
14,453,174	Federal National Mortgage Association, Series 2020-M27-X1	0.95	% (f)(h)	03/25/2031	586,784
156,900	Federal National Mortgage Association, Series 374-19	6.50	% (h)	09/25/2036	30,691
600,529	FREMF Mortgage Trust, Series 2015-KF07-B (1 Month LIBOR USD + 4.95%)	10.14	% (a)	02/25/2025	602,119
543,955	FREMF Mortgage Trust, Series 2016-KF25-B (1 Month LIBOR USD + 5.00%, 5.00% Floor)	10.19	% (a)	10/25/2023	544,098
1,063,531	FREMF Mortgage Trust, Series 2018-KF56-C (1 Month LIBOR USD + 5.80%, 5.80% Floor)	10.99	% (a)	11/25/2028	902,600
1,152,758	FREMF Mortgage Trust, Series 2019-KF71-C (1 Month LIBOR USD + 6.00%, 6.00% Floor)	11.19	% (a)	10/25/2029	1,096,960
12,660,882	Government National Mortgage Association REMICS, Series 2021-209-MI	3.00	% (h)	11/20/2051	1,839,702
385,553	Government National Mortgage Association, Series 2009-104-SD (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	1.19	% (h)(j)	11/16/2039	25,697
48,594	Government National Mortgage Association, Series 2010-98-IA	5.49	% (f)(h)	03/20/2039	2,492
401,836	Government National Mortgage Association, Series 2011-69-SB (-1 x 1 Month LIBOR USD + 5.35%, 5.35% Cap)	0.20	% (h)(j)	05/20/2041	24,058
671,563	Government National Mortgage Association, Series 2011-71-SG (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	0.25	% (h)(j)	05/20/2041	41,521
723,579	Government National Mortgage Association, Series 2011-72-AS (-1 x 1 Month LIBOR USD + 5.38%, 5.38% Cap)	0.23	% (h)(j)	05/20/2041	43,887
859,152	Government National Mortgage Association, Series 2011-89-SA (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	0.30	% (h)(j)	06/20/2041	53,146
6,055,476	Government National Mortgage Association, Series 2012-26-SP (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	1.49	% (h)(j)	02/20/2042	693,216
472,751	Government National Mortgage Association, Series 2012-34-LI (-20 x 1 Month LIBOR USD + 122.00%, 6.00% Cap)	6.00	% (h)(j)	12/16/2039	88,438
4,504,534	Government National Mortgage Association, Series 2013-119-TZ	3.00%		08/20/2043	4,019,547
2,692,651	Government National Mortgage Association, Series 2014-39-SK (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	1.05	% (h)(j)	03/20/2044	231,958
4,636,740	Government National Mortgage Association, Series 2014-59-DS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	1.09	% (h)(j)	04/16/2044	377,662
3,781,814	Government National Mortgage Association, Series 2014-63-SD (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	0.40	% (h)(j)	04/20/2044	350,059
1,841,680	Government National Mortgage Association, Series 2014-69-ST (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	0.94	% (h)(j)	12/16/2039	138,736
2,707,955	Government National Mortgage Association, Series 2015-148-BS (-1 x 1 Month LIBOR USD + 5.69%, 5.69% Cap)	0.54	% (h)(j)	10/20/2045	192,490
7,350,984	Government National Mortgage Association, Series 2015-158-SK (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	1.04	% (h)(j)	11/20/2045	725,661
8,567,782	Government National Mortgage Association, Series 2018-111-SA (-1 x 1 Month LIBOR USD + 4.55%, 4.55% Cap)	0.00	% (h)(j)	08/20/2048	297,491
23,977,563	Government National Mortgage Association, Series 2018-48-SD (-1 x 1 Month LIBOR USD + 3.90%, 3.90% Cap)	0.00	% (h)(j)	04/20/2048	489,924
7,308,942	Government National Mortgage Association, Series 2020-115-SC (-1 x 1 Month LIBOR USD + 4.20%, 4.20% Cap)	0.00	% (h)(j)	08/20/2050	271,236
10,329,257	Government National Mortgage Association, Series 2020-129-IW	2.50	% (h)	09/20/2050	1,401,515
6,080,249	Government National Mortgage Association, Series 2020-129-SE (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	0.00	% (h)(j)	09/20/2050	84,976
17,564,209	Government National Mortgage Association, Series 2020-138-IC	3.50	% (h)	08/20/2050	2,807,997
6,521,080	Government National Mortgage Association, Series 2020-138-IL	3.50	% (h)	09/20/2050	1,048,922
10,906,175	Government National Mortgage Association, Series 2020-173-MI	2.50	% (h)	11/20/2050	1,428,425
8,170,878	Government National Mortgage Association, Series 2020-175-KI	2.50	% (h)	11/20/2050	1,114,086
3,147,637	Government National Mortgage Association, Series 2020-187-SB (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	1.14	% (h)(j)	12/20/2050	320,878
5,214,125	Government National Mortgage Association, Series 2020-196-DI	2.50	% (h)	12/20/2050	630,704
9,024,302	Government National Mortgage Association, Series 2021-107-IL	3.00	% (h)	06/20/2051	1,373,378
7,139,813	Government National Mortgage Association, Series 2021-107-SA (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	0.00	% (h)(j)	06/20/2051	265,453
4,488,858	Government National Mortgage Association, Series 2021-116-XI	3.50	% (h)	03/20/2051	717,537
3,881,981	Government National Mortgage Association, Series 2021-125-AS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.25%, 3.25% Cap)	0.00	% (h)(j)	07/20/2051	35,387
7,375,281	Government National Mortgage Association, Series 2021-130-DI	3.00	% (h)	07/20/2051	1,104,136
7,355,732	Government National Mortgage Association, Series 2021-158-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 3.70%, 3.70% Cap)	0.00	% (h)(j)	09/20/2051	177,094
19,006,230	Government National Mortgage Association, Series 2021-194-IN	3.00	% (h)	11/20/2051	3,005,685
14,889,513	Government National Mortgage Association, Series 2021-221-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 3.80%, 3.80% Cap)	0.00	% (h)(j)	12/20/2051	209,049
11,376,338	Government National Mortgage Association, Series 2021-221-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 3.80%, 3.80% Cap)	0.00	% (h)(j)	12/20/2051	187,222
11,682,890	Government National Mortgage Association, Series 2021-24-XI	2.00	% (h)	02/20/2051	1,205,507
8,914,014	Government National Mortgage Association, Series 2021-46-DS (-1 x 1 Month LIBOR USD + 2.80%, 2.80% Cap)	0.00	% (h)(j)	03/20/2051	155,069
5,007,326	Government National Mortgage Association, Series 2021-58-SJ (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	1.14	% (h)(j)	04/20/2051	482,470
37,350,680	Government National Mortgage Association, Series 2021-59-S (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	0.00	% (h)(j)	04/20/2051	443,539
16,203,707	Government National Mortgage Association, Series 2021-73-LS (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 0.50% Floor, 2.50% Cap)	0.50	% (h)(j)	04/20/2051	426,026
8,373,297	Government National Mortgage Association, Series 2021-77-IH	2.50	% (h)	05/20/2051	949,449
14,659,318	Government National Mortgage Association, Series 2021-78-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	0.00	% (h)(j)	05/20/2051	162,280
7,908,763	Government National Mortgage Association, Series 2021-7-IQ	2.50	% (h)	01/20/2051	1,002,701
15,805,633	Government National Mortgage Association, Series 2021-97-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	0.00	% (h)(j)	06/20/2051	209,815
28,510,099	Government National Mortgage Association, Series 2021-9-MI	2.50	% (h)	01/20/2051	3,661,153
9,747,181	Government National Mortgage Association, Series 2021-H04-BI	0.71	% (f)(h)	02/01/2071	516,792
11,050,729	Government National Mortgage Association, Series 2021-H07-AI	0.02	% (f)(h)	05/20/2071	402,871
16,663,816	Government National Mortgage Association, Series 2022-22-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 3.60%, 3.60% Cap)	0.00	% (h)(j)	08/20/2050	281,927
6,655,224	Government National Mortgage Association, Series 2022-25-EI	3.00	% (h)	02/20/2052	933,650
17,830,003	Government National Mortgage Association, Series 2022-83-IO	2.50	% (h)	11/20/2051	2,336,784

Total US Government and Agency Mortgage Backed Obligations (Cost $75,397,906)					54,511,630

US Government and Agency Obligations - 4.1%
10,000,000	United States Treasury Notes	3.13%		08/15/2025	9,660,352

Total US Government and Agency Obligations (Cost $9,912,272)					9,660,352

Common Stocks - 0.1%
13,001	Foresight Equity (c)(k)				153,542
4,104	Summit Midstream Partners LP (k)				66,690

Total Common Stocks (Cost $252,064)					220,232

Preferred Stocks - 0.0% (m)
2,010	Riverbed Technologies, Inc. (c)(k)			11/17/2028	—

Total Preferred Stocks (Cost $42,848)					—

Short Term Investments - 0.9%
671,813	First American Government Obligations Fund - Class U	5.03	% (l)		671,813
671,813	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.03	% (l)		671,813
671,813	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.03	% (l)		671,813

Total Short Term Investments (Cost $2,015,439)					2,015,439

Total Investments - 121.4% (Cost $356,708,914) (n)					286,972,081
Liabilities in Excess of Other Assets - (21.4)%					(50,512,391)

NET ASSETS - 100.0%					$236,459,690

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(c)	Value determined using significant unobservable inputs.

(d)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(e)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(f)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(g)	Perpetual maturity. The date disclosed is the next call date of the security.

(h)	Interest only security

(i)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(j)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(k)	Non-income producing security

(l)	Seven-day yield as of period end

(m)	Represents less than 0.05% of net assets

(n)

Under the Fund’s credit agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowing under the line of credit with the Lender.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	36.4%
US Government and Agency Mortgage Backed Obligations	23.1%
Non-Agency Commercial Mortgage Backed Obligations	22.6%
Non-Agency Residential Collateralized Mortgage Obligations	16.3%
Bank Loans	11.7%
US Government and Agency Obligations	4.1%
Foreign Corporate Bonds	3.3%
Asset Backed Obligations	1.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.3%
Short Term Investments	0.9%
Common Stocks	0.1%
Preferred Stocks	0.0%	(m)
Other Assets and Liabilities	(21.4)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	36.4%
US Government and Agency Mortgage Backed Obligations	23.1%
Non-Agency Commercial Mortgage Backed Obligations	22.6%
Non-Agency Residential Collateralized Mortgage Obligations	16.3%
US Government and Agency Obligations	4.1%
Electronics/Electric	2.0%
Asset Backed Obligations	1.6%
Energy	1.5%
Healthcare	1.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.3%
Business Equipment and Services	1.0%
Media	0.9%
Chemicals/Plastics	0.9%
Short Term Investments	0.9%
Building and Development (including Steel/Metals)	0.7%
Consumer Products	0.7%
Utilities	0.7%
Financial Intermediaries	0.6%
Transportation	0.5%
Automotive	0.5%
Banking	0.5%
Retailers (other than Food/Drug)	0.4%
Insurance	0.4%
Telecommunications	0.3%
Mining	0.3%
Aerospace & Defense	0.3%
Leisure	0.3%
Hotels/Motels/Inns and Casinos	0.2%
Food Service	0.2%
Industrial Equipment	0.2%
Environmental Control	0.2%
Chemical Products	0.1%
Containers and Glass Products	0.1%
Cosmetics/Toiletries	0.1%
Technology	0.1%
Real Estate	0.0%	(m)
Other Assets and Liabilities	(21.4)%

	100.0%

Notes to Schedule of Investments

June 30, 2023 (Unaudited)

1.  Organization

DoubleLine Opportunistic Credit Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. The Fund was organized as a Massachusetts business trust on July 22, 2011 and commenced operations on January 27, 2012. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DBL”. The Fund’s investment objective is to seek high total investment return by providing a high level of current income and the potential for capital appreciation.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), such loans will be valued at fair value based on certain factors.

In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Fund may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.

The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2023:

Category
Investments in Securities
Level 1
Money Market Funds	$2,015,439
Common Stocks	66,690

Total Level 1	2,082,129
Level 2
Collateralized Loan Obligations	$83,011,421
US Government and Agency Mortgage Backed Obligations	54,511,630
Non-Agency Commercial Mortgage Backed Obligations	48,666,181
Non-Agency Residential Collateralized Mortgage Obligations	37,847,658
Bank Loans	27,479,748
US Government and Agency Obligations	9,660,352
Foreign Corporate Bonds	7,770,241
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	3,333,496
Asset Backed Obligations	2,473,176

Total Level 2	274,753,903
Level 3
Non-Agency Commercial Mortgage Backed Obligations	$4,869,339
Collateralized Loan Obligations	2,997,143
Asset Backed Obligations	1,232,037
Non-Agency Residential Collateralized Mortgage Obligations	795,954
Common Stocks	153,542
Bank Loans	88,034
Preferred Stocks	—

Total Level 3	10,136,049

Total	$286,972,081

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of September 30, 2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales (b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2022(c)
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$4,907,534	$36,238	$(114,225)	$88,883	$—	$(49,091)	$—	$—	$4,869,339	$(123,606)
Collateralized Loan Obligations	1,648,940	—	(379,898)	—	—	—	1,728,101	—	2,997,143	(364,477)
Asset Backed Obligations	3,959,557	(2,929,650)	1,103,255	—	131,447	(1,032,572)	—	—	1,232,037	(369,078)
Non-Agency Residential Collateralized Mortgage Obligations	—	—	—	—	—	—	795,954	—	795,954	—
Common Stocks	242,328	(48,721)	(39,617)	—	—	(448)	—	—	153,542	(87,108)
Bank Loans	88,856	258	(3,062)	2,804	—	(822)	—	—	88,034	(2,787)
Preferred Stocks	2,010	—	(2,010)	—	—	—	—	—	—	(2,010)

Total	$10,849,225	$(2,941,875)	$564,443	$91,687	$131,447	$(1,082,933)	$2,524,055	$—	$10,136,049	$(949,066)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of June 30, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$4,869,339	Market Comparables	Market Quotes	$0.01 - $80.22 ($65.52)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$2,997,143	Market Comparables	Market Quotes	$0.01 - $77.21 ($63.86)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$1,232,037	Market Comparables	Market Quotes	$22.59 - $1,550.53 ($550.39)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$795,954	Market Comparables	Market Quotes	$74.99 ($74.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$153,542	Market Comparables	Market Quotes	$11.81 ($11.81)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$88,034	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Preferred Stocks	$—	Market Comparables	Market Quotes	$0.00 ($0.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.